Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of New Accounting Standards and Interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for 30 June 2024 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations has not identified any impact.

Title	Summary	Application date of standard	Application date for the Group
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

		This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 July 2023

Schedule of Estimated Useful Lives	The following estimated useful lives are used in the calculation of depreciation:
Plant and equipment	3 years
Vehicle	5 years